STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ 2,729,602	$ 18,132,948
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Accrued dividend on marketable securities held in Trust Account	(198,419)	(759,525)
Change in fair value of warrant liabilities	53,450	(16,688,950)
Sponsor capital contribution for non-redemption agreements	934,906
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	1,571,909	551,046
Administrative support fee - related party	231,500
Due to related party	(8,317)
Accrued offering costs		(611,443)
Prepaid expenses	227,594	(227,594)
Net cash (used in) provided by operating activities	5,542,225	396,482
Cash Flows from Investing Activities:
Purchases of marketable securities held in Trust Account	(6,509,259)	(237,780,570)
Proceeds from marketable securities held in Trust Account	199,982,386	235,156,272
Net cash provided by (used in) investing activities	193,473,127	(2,624,298)
Cash Flows from Financing Activities:
Payment to Class A common stockholders for redemptions	(197,694,657)
Cash capital contribution from Sponsor	800,000
Payments made by related party on behalf of the Company		244,550
Receipt of amounts due from related party		83,581
Net cash (used in) financing activities	(196,894,657)	328,131
Net Change in Cash	2,120,695	(1,899,685)
Cash - Beginning of period	50,858	1,950,543
Cash - End of period	2,171,553	50,858
Supplemental Non-Cash Investing and Financing Activities:
Remeasurement of Class A common stock subject to possible redemption	6,707,678	3,383,823
Trust Account withdrawal for tax payments	(2,287,729)
Excess fair value of Class B common stock transferred by Sponsor	934,906
Excise tax liability	$ 1,976,947
Gain on waiver of deferred underwriting fee		$ 8,050,000